Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail) - USD ($)			5 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 15, 2020	Dec. 31, 2020	Jun. 30, 2021	Aug. 11, 2020
Shares issued during period new issues		17,250,000
Share price		$ 10.20
Proceeds from initial public offering		$ 172,500,000	$ 172,500,000
Proceeds from issuance of common stock		$ 176,000,000.0
Investment maturity period		185 days
Share redemption price per share	$ 10.20		$ 10.20	$ 10.20
Cash	$ 536,241		$ 1,242,226	$ 536,241
Working capital deficit	$ 561,000		1,400,000	$ 561,000
Issuance of common stock to sponsor			$ 25,000
Offering costs		$ 9,200,000
Threshold percentage on fair market value of net assets held In trust account for business combination	80.00%		80.00%	80.00%
Threshold percentage on purchase of outstanding voting shares for business combination	50.00%		50.00%	50.00%
Net tangible assets required for business combination	$ 5,000,001		$ 5,000,001	$ 5,000,001
Threshold number of days allowed to consummate business combination			18 months	18 months
Minimum interest on trust deposits eligible to pay dissolution expenses	100,000		$ 100,000	$ 100,000
Deferred underwriting expense		6,900,000
Underwriting commission reimbursement		$ 1,700,000
Franchise tax payable	131,241		83,836	$ 131,241
Inspirato [Member]
Business Combination, Consideration Transferred	1,070,000,000.00
Business Combination, Valuation adjusted upward	20,000,000
Private Placement Warrant [Member]
Warrants issued during the period		7,175,000
Warrants issued price per warrant		$ 1.00
Proceeds from issuance of warrants		$ 7,200,000
Sponsor [Member]
Issuance of common stock to sponsor			$ 25,000
Debt face amount					$ 400,000
Minimum [Member] | Inspirato [Member]
Business Combination, Integration Related Costs	$ 15,000,000
IPO [Member]
Shares issued during period new issues		17,250,000
Share price		$ 10.00
Maximum percentage of shares redeemed without prior consent from company	15.00%		15.00%	15.00%
Maximum percentage of shares redeemed on non completion of business combination	100.00%		100.00%	100.00%
Over-Allotment Option [Member]
Shares issued during period new issues		2,250,000
Common Class A [Member]
Shares issued during period new issues			17,250,000
Common Class A [Member] | Private Placement Warrant [Member]
Warrants issued during the period		7,175,000